Segment Information	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION [Abstract]
Segment Information

NOTE 14 – SEGMENT INFORMATION

For the period from April 28, 2017 to August 29, 2017, the Company had two reportable segments from which it derived its revenues: Navios Partners Operations and Navios Containers Operations. The reportable segments reflect the internal organization of the Company whereby the Chief Operating Decision Maker (“CODM”) reviews the discrete financial information of the Navios Partners’ controlled fleet and the Navios Containers’ controlled fleet.

The Company measures segment performance based on net income/(loss) attributable to Navios Partners common unitholders. Summarized financial information concerning each of the Company’s reportable segments is as follows:

	Navios Partners Operations		Navios Containers Operations		Total
	Twelve Month	Twelve Month	For the Period	Twelve Month		Twelve Month	Twelve Month
	Period Ended	Period Ended	from April 28,	Period Ended		Period Ended	Period Ended
	December 31,	December 31,	to August 29,	December 31,		December 31,	December 31,
	2017	2016	2017	2016	Eliminations	2017	2016
Revenue	$199,297	$190,524	$12,355	$—	—	$211,652	$190,524
Management fees	(62,595)	(59,209)	(4,715)	—	—	(67,310)	(59,209)
Interest expense and finance cost, net	(37,647)	(31,247)	(767)	—	189	(38,225)	(31,247)
Depreciation and amortization	(67,885)	(92,370)	(4,875)	—	—	(72,760)	(92,370)
Net income/ (loss)	(15,089)	(52,549)	593	—	(355)	(14,851)	(52,549)
Total assets	1,305,302	1,268,580	—	—	—	1,305,302	1,268,580
Capital expenditures	(217,019)	(15,341)	(59,885)	—	—	(276,904)	(15,341)
Investment in affiliates	52,122	1,257	—	—	—	52,122	1,257
Cash and cash equivalents	24,047	17,360	—	—	—	24,047	17,360
Restricted cash	5,886	7,728	—		—	5,886	7,728
Long-term debt (including current and non-current portion), net	493,463	523,776	—	—	—	493,463	523,776

Navios Partners reports financial information and evaluates its operations by charter revenues. Navios Partners does not use discrete financial information to evaluate operating results for each type of charter or by sector. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Partners has determined that it operates under one reportable segment.

The following table sets out operating revenue by geographic region for Navios Partners’ reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Drybulk and container vessels operate worldwide. Revenues from specific geographic region which contribute over 10% of total revenue are disclosed separately.

Revenue by Geographic Region

Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Asia	$125,618	$112,019	$133,542
Europe	47,308	54,006	70,121
North America	20,307	13,364	10,557
Australia	18,419	11,135	9,456

Total	$211,652	$190,524	$223,676